FAIR VALUE MEASUREMENTS - Key Assumptions Used for Valuation (Details)	Dec. 31, 2021 yr
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.650
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.001
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.5
Discount for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.123